November 30, 2012

Transmitted Via

EDGAR and Facsimile

Mr. Russell Mancuso

Branch Chief

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	OraSure Technologies, Inc. (the “Company”)

Registration Statement on Form S-3

Filed September 28, 2012 (“Registration Statement”)

(File No. 333-184190)

Dear Mr. Mancuso:

This letter responds to the comments of the staff (“Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) contained in your letter dated October 18, 2012 with respect to the above-referenced Registration Statement. Below we have reprinted these comments in bold, followed by our responses.

Comment 1 (Who We Are, p.3)

Staff Comment:

Please disclose prominently in your prospectus summary your history of losses and accumulated deficit. Quantify these items at least for the periods included in the financial statements that you incorporate by reference.

Company Response:

The Company’s net losses for the years ended December 31, 2011, 2010 and 2009, and the nine months ended September 30, 2012, and its accumulated deficit as of the end of such nine-month period, have been included in Amendment No. 1 to the Registration Statement as requested.

220 East First Street, Bethlehem, PA 18015-1360

Phone: 610.882.1820 • Fax: 610.882.2275

www.orasure.com

Comment 2 (Incorporation by Reference, p.36)

Staff Comment:

Please refer to Form S-3, Item 12(a)(2), which indicates that you are required to incorporate by reference all Exchange Act reports filed pursuant to Section 13(a) since the end of the fiscal year covered by your annual report. Given that your most recent annual report covers the period ending December 31, 2011, please revise to incorporate by reference your Form 8-K filed on February 27, 2012 or advise.

Company Response:

In accordance with Item 12(a)(2) of Form S-3, references to the following Exchange Act reports have been added to Amendment No. 1 to the Registration Statement:

•	Quarterly Report on Form 10-Q for the quarter ended September 30, 2012
•	Current Report on Form 8-K filed on January 3, 2012
•	Current Report on Form 8-K filed on February 8, 2012
•	Current Report on Form 8-K filed on February 27, 2012
•	Current Report on Form 8-K filed on November 7, 2012
•	Current Report on Form 8-K filed on November 28, 2012

Comment 3 (Exhibit 5.1)

Staff Comment:

Please file an opinion that addresses whether the rights are binding obligations of the registrant under the law of the jurisdiction governing the rights. Please refer to Section II.B.1.f. of Staff Legal Bulletin No. 19 (Oct. 14, 2011).

Company Response:

In response to the Staff’s Comment, Exhibit 5.1 to the Registration Statement has been revised to state that the rights, when issued in accordance with the Registration Statement, will be valid and binding obligations of the Company enforceable against the Company in accordance with their respective terms.

Comment 4 (Exhibit 5.1)

Staff Comment:

Refer to the last paragraph on page 6 of this exhibit. The opinion that you file to satisfy your obligations under Regulation S-K Item 601(b)(5) may not include any limitation on reliance. Note Section II.B.3.d of Staff Legal Bulletin No. 19 (Oct. 14, 2011). Please file a revised opinion.

Company Response:

In response to the Staff’s Comment, Exhibit 5.1 to the Registration Statement has been revised to remove the above-referenced language regarding limitation on reliance.

* * * * *

In connection with the foregoing responses, the Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure in its filings; (ii) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact the undersigned (610-882-1820, ext. 3176) if you have any questions or if we can provide any further information that would be helpful to the Staff.

Sincerely,

/s/ Jack E. Jerrett

Jack E. Jerrett

Senior Vice President,

General Counsel and Secretary

cc:	D. Michels, President and Chief Executive Officer

R. Spair, Chief Operating Officer and Chief Financial Officer

M. Kuna, Senior Vice President and Controller

J. McCann (SEC)

M. Celano, Chairman, Audit Committee

S. Ritter, KPMG LLP

E. DeTrizio, Dechert LLP